Selling and Administrative Expenses	12 Months Ended
Dec. 31, 2017
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Selling and Administrative Expenses
30.	Selling and Administrative Expenses

(a) Administrative expenses

Administrative expenses for the years ended December 31, 2015, 2016 and 2017 were as follows:

	2015		2016	2017
	(in millions of Won)
Wages and salaries	￦	810,851	769,589	774,900
Expenses related to post-employment benefits		87,293	200,956	78,654
Other employee benefits		193,967	176,794	159,920
Travel		48,426	40,828	39,790
Depreciation		105,470	103,442	97,261
Amortization		168,525	139,569	146,314
Communication		12,502	11,186	11,740
Electricity expenses		9,573	7,527	7,050
Taxes and public dues		74,315	78,895	72,826
Rental		119,836	82,005	69,976
Repairs		11,677	11,316	9,859
Entertainment		15,740	13,157	11,582
Advertising		90,698	86,141	119,724
Research & development		135,508	120,608	125,795
Service fees		218,751	201,129	193,387
Vehicles maintenance		10,756	10,090	8,211
Industry association fee		12,603	13,468	10,140
Conference		16,053	13,108	14,494
Increase to provisions		14,900	6,532	10,990
Bad debt expenses		189,616	165,150	173,694
Others		48,188	40,050	40,493

	￦	2,395,248	2,291,540	2,176,800

(b) Selling expenses

Selling expenses for the years ended December 31, 2015, 2016 and 2017 were as follows:

	2015		2016	2017
	(in millions of Won)
Freight and custody expenses	￦	1,531,906	1,342,009	1,336,969
Operating expenses for distribution center		11,021	10,315	10,503
Sales commissions		80,165	94,377	115,925
Sales advertising		3,220	5,117	3,800
Sales promotion		22,443	10,670	12,414
Sample		2,576	2,335	1,989
Sales insurance premium		30,682	31,379	36,546
Contract cost		38,425	49,480	23,061
Others		8,518	8,004	16,070

	￦	1,728,956	1,553,686	1,557,277